Accrued warranty cost (Tables)	12 Months Ended
Dec. 31, 2013
Accrued warranty cost
Summary of movement of Group's accrued warranty costs for solar module

	As of December 31,	As of December 31,	As of December 31,
	2011	2012	2013
	RMB	RMB	RMB
Beginning balance	31,277	78,751	114,226
Warranty provision	47,474	42,167	44,671
Warranty utilization	—	(6,692)	—
Ending balance	78,751	114,226	158,897